Deferred Revenue - Disclosure of Deferred Revenue (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of deferred income [Line Items]
Deferred revenue total	$ 1,353	$ 3,310
Deferred revenue	91	265
Deferred revenue	1,262	3,045
Global Distribution System Provider [Member]
Disclosure of deferred income [Line Items]
Deferred revenue total	91	1,809
Loyalty Programme [Member]
Disclosure of deferred income [Line Items]
Deferred revenue total	937	1,032
Others [Member]
Disclosure of deferred income [Line Items]
Deferred revenue total	$ 325	$ 469